Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 49.7%
	Shares	Value ($)
International 15.4%
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,162,068	26,972,441
U.S. Large Cap 30.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	576,308	27,011,549
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,407,530	26,926,057
Total		53,937,606
U.S. Small Cap 3.6%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	169,048	3,225,440
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	163,282	3,071,326
Total		6,296,766
Total Equity Funds (Cost $101,009,467)		87,206,813

Exchange-Traded Fixed Income Funds 9.6%

Investment Grade 9.6%
iShares Core U.S. Aggregate Bond ETF	30,750	3,547,628
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,220	7,931,812
Vanguard Intermediate-Term Corporate Bond ETF	34,000	2,961,060
Vanguard Total Bond Market ETF	28,000	2,389,800
Total		16,830,300
Total Exchange-Traded Fixed Income Funds (Cost $16,525,715)		16,830,300

Fixed Income Funds 32.0%

Investment Grade 32.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,247,295	23,461,756
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	784,815	8,201,320
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,142,267	24,379,003
Total		56,042,079
Total Fixed Income Funds (Cost $53,985,005)		56,042,079
Residential Mortgage-Backed Securities - Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	725,000	751,890
04/20/2035	3.000%	600,000	627,726
04/15/2050	3.500%	600,000	634,093
Total Residential Mortgage-Backed Securities - Agency (Cost $1,979,800)			2,013,709

Options Purchased Puts 1.3%
Value ($)
(Cost $2,901,131)	2,228,925

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	9,209,626	9,205,021
Total Money Market Funds (Cost $9,207,929)		9,205,021
Total Investments in Securities (Cost: $185,609,047)		173,526,847
Other Assets & Liabilities, Net		1,822,460
Net Assets		175,349,307
At March 31, 2020, securities and/or cash totaling $4,050,035 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index	2	06/2020	USD	1,284,850	—	(79,257)
S&P 500 Index E-mini	68	06/2020	USD	8,736,980	384,274	—
U.S. Long Bond	13	06/2020	USD	2,327,813	135,509	—
U.S. Long Bond	3	06/2020	USD	537,188	—	(2,291)
U.S. Treasury 10-Year Note	50	06/2020	USD	6,934,375	143,086	—
U.S. Treasury 2-Year Note	41	06/2020	USD	9,035,695	38,109	—
U.S. Treasury 5-Year Note	94	06/2020	USD	11,783,781	176,447	—
U.S. Ultra Treasury Bond	29	06/2020	USD	6,434,375	256,673	—
U.S. Ultra Treasury Bond	4	06/2020	USD	887,500	—	(8,580)
Total					1,134,098	(90,128)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(14)	06/2020	USD	(860,020)	—	(545)
British Pound	(6)	06/2020	USD	(467,100)	4,454	—
Euro FX	(24)	06/2020	USD	(3,314,850)	43,477	—
EURO STOXX 50 Index	(33)	06/2020	EUR	(906,510)	—	(10,229)
FTSE 100 Index	(6)	06/2020	GBP	(338,130)	1,981	—
FTSE 100 Index	(6)	06/2020	GBP	(338,130)	—	(42,133)
Hang Seng Index	(2)	04/2020	HKD	(2,372,000)	—	(4,630)
Japanese Yen	(16)	06/2020	USD	(1,863,900)	23,460	—
Japanese Yen	(11)	06/2020	USD	(1,281,431)	—	(18,878)
MSCI EAFE Index	(3)	06/2020	USD	(233,895)	—	(32,242)
MSCI Singapore Index	(4)	04/2020	SGD	(112,560)	1,038	—
New Zealand Dollar	(2)	06/2020	USD	(118,980)	—	(5,767)
OMXS30 Index	(160)	04/2020	SEK	(23,680,000)	—	(288,386)
Russell 2000 Index E-mini	(70)	06/2020	USD	(4,016,600)	—	(150,101)
S&P 500 Index E-mini	(65)	06/2020	USD	(8,351,525)	—	(209,441)
S&P/TSX 60 Index	(1)	06/2020	CAD	(162,840)	272	—
SPI 200 Index	(5)	06/2020	AUD	(638,625)	—	(10,541)
Swiss Franc	(9)	06/2020	USD	(1,171,913)	11,617	—
TOPIX Index	(18)	06/2020	JPY	(252,540,000)	—	(113,430)
Total					86,299	(886,323)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	29,205,867	113	2,100.00	12/17/2021	2,901,131	2,228,925
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	14,131,627	21,021,584	(25,943,585)	9,209,626	—	1,959	(2,896)	48,902	9,205,021
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	540,450	37,008	(1,150)	576,308	—	930	(6,465,166)	—	27,011,549
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	2,233,255	79,560	(65,520)	2,247,295	—	8,059	(494,117)	—	23,461,756
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	2,865,415	298,046	(1,393)	3,162,068	—	(2,224)	(7,695,318)	51,874	26,972,441
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	772,181	34,898	(22,264)	784,815	—	2,911	133,183	—	8,201,320
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	2,133,764	73,431	(64,928)	2,142,267	—	14,013	492,532	—	24,379,003
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	1,327,719	84,120	(4,309)	1,407,530	—	2,128	(6,408,367)	—	26,926,057
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	155,581	14,594	(1,127)	169,048	—	(507)	(995,657)	—	3,225,440
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	136,423	26,953	(94)	163,282	—	(154)	(1,518,163)	—	3,071,326
Total					—	27,115	(22,953,969)	100,776	152,453,913

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2020	3